Provisions, contingent liabilities and contingent assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Labor
Changes in other provision
Balance on		R$ 5,554,796	R$ 5,101,732	R$ 3,048,442
Indexation charges		637,263	454,045
Additions, net of reversals		1,002,559	876,816
Balance originating from an acquired institution	[1]		1,684,370
Payments		(1,186,758)	(961,941)
Civil
Changes in other provision
Balance on		5,346,563	5,003,440	4,202,950
Indexation charges		484,447	409,236
Additions, net of reversals		830,642	1,310,333
Balance originating from an acquired institution	[1]		544,997
Payments		(971,966)	(1,464,076)
Tax and Social Security
Changes in other provision
Balance on	[2],[3]	7,589,368	8,187,237	R$ 8,112,925
Indexation charges	[2],[3]	500,719	705,036
Additions, net of reversals	[2],[3]	(984,342)	(1,236,705)
Balance originating from an acquired institution	[1],[2],[3]		703,967
Payments	[2],[3]	R$ (114,246)	R$ (97,986)

[1]	HSBC Brasil.
[2]	In 2017, there were reversals of provisions related to: (i) the PIS process, related to the remuneration of amounts unduly paid, in the amount of R$ 268,729 thousand; (ii) IRPJ / CSLL on credit losses, in the amount of R$ 408,730 thousand; and (iii) Favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Self-employed), in the amount of R$ 348,820 thousand and in 2016, there were reversals of a provisions relating to: i) the process of INSS of the self-employed of the Bradesco Saude subsidiary, in the amount of R$ 1,081,528 thousand; ii) to the Pis process - EC 17, in the amount of R$ 242,242 thousand; and iii) offset by the provision for social security contributions on transfers to private pension plans, in the amount of R$ 215,668 thousand; and
[3]	Mainly include legal liabilities;